Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Loss before provision for income tax and non-controlling interests	$ (5,136,434)	$ (9,704,761)	$ (6,710,848)
PRC corporate income tax rate	25.00%	25.00%	25.00%
Income tax benefit computed at PRC statutory corporate income tax rate	$ (1,284,108)	$ (2,426,190)	$ (1,677,712)
Reconciling items:
Non-deductible expenses	597,189	691,298	1,331,524
Valuation allowance on deferred tax assets	686,919	1,734,892	346,188
Over-provision in prior years		(95,026)
Others			(11,978)
Income tax benefit		$ (95,026)	$ (11,978)